Discontinued Operations - Disclosure of Analysis of Financial Performance of Discontinued Operations (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue and other income
Revenue from collaboration and licensing agreements	€ 51,901	€ 49,580	€ 12,112	[1]
Total revenue and other income	61,641	57,674	24,703	[1]
Operating expenses
Research and development expenses	(56,022)	(51,663)	(47,004)	[1]
General and administrative expenses	(18,288)	(22,436)	(25,524)	[1]
Impairment of intangible assets	0	(41,000)	0	[1]
Total operating expenses	(74,310)	(115,099)	(72,528)	[1]
Operating income (loss)	(12,669)	(57,425)	(47,825)	[1]
Financial income	6,934	4,775	6,344	[1]
Financial expenses	(1,835)	(5,321)	(3,997)	[1]
Net financial income (loss)	5,099	(546)	2,347	[1]
Net income (loss) before tax	(7,570)	(57,972)	(45,478)	[1]
Income tax expense	0	0	0
Net income (loss) from discontinued operations	0	(131)	(7,331)	[1]
Discontinued operations
Revenue and other income
Revenue from collaboration and licensing agreements	0	194	926
Sales	0	22	874
Total revenue and other income	0	216	1,800
Operating expenses
Research and development expenses	0	0	(624)
General and administrative expenses	0	(346)	(8,507)
Impairment of intangible assets	0	0	0
Total operating expenses	0	(346)	(9,131)
Net income (loss) from distribution agreements	0	0	0
Operating income (loss)	0	(131)	(7,331)
Financial income	0	0	0
Financial expenses	0	0	0
Net financial income (loss)	0	0	0
Net income (loss) before tax	€ 0	€ (131)	€ (7,331)

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.